UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 99 High Street - 12th Floor
         Boston, MA  02110

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Patsky, CFA
Title:     Portfolio Manager
Phone:     (617) 371-3708

Signature, Place, and Date of Signing:

      /s/ Matthew Patsky     Boston, MA     May 04, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $275,178 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102     1432   376874 SH       SOLE                   376874        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      337    25000 SH       SOLE                    25000        0        0
ANSWERS CORP                   COM              03662X100     5403   417850 SH       SOLE                   417850        0        0
APPLERA CORP                   COM CELERA GRP   038020202     8740   615490 SH       SOLE                   615490        0        0
AQUANTIVE INC                  COM              03839G105    14282   511700 SH       SOLE                   511700        0        0
BADGER METER INC               COM              056525108     4764   179430 SH       SOLE                   179430        0        0
BALDOR ELEC CO                 COM              057741100      747    19800 SH       SOLE                    19800        0        0
BANKRATE INC                   COM              06646V108    14177   402300 SH       SOLE                   402300        0        0
CALLIDUS SOFTWARE INC          COM              13123E500     5913   788343 SH       SOLE                   788343        0        0
CASELLA WASTE SYS INC          CL A             147448104      277    28400 SH       SOLE                    28400        0        0
CELGENE CORP                   COM              151020104      217     4130 SH       SOLE                     4130        0        0
COMBINATORX INC                COM              20010A103     3990   570846 SH       SOLE                   570846        0        0
CONSOLIDATED WATER CO INC      ORD              G23773107      244    10285 SH       SOLE                    10285        0        0
COVANTA HLDG CORP              COM              22282E102     8822   397730 SH       SOLE                   397730        0        0
DARLING INTL INC               COM              237266101     1385   213030 SH       SOLE                   213030        0        0
FUEL TECH INC                  COM              359523107    20071   814240 SH       SOLE                   814240        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106    20619   327025 SH       SOLE                   327025        0        0
INTERFACE INC                  CL A             458665106     9149   572180 SH       SOLE                   572180        0        0
IRIDEX CORP                    COM              462684101     2143   243500 SH       SOLE                   243500        0        0
ISIS PHARMACEUTICALS INC       COM              464330109    11933  1287300 SH       SOLE                  1287300        0        0
ITRON INC                      COM              465741106      800    12295 SH       SOLE                    12295        0        0
LIFE TIME FITNESS INC          COM              53217R207     1028    20000 SH       SOLE                    20000        0        0
LKQ CORP                       COM              501889208      636    29100 SH       SOLE                    29100        0        0
METALICO INC                   COM              591176102      989   210000 SH       SOLE                   210000        0        0
METRETEK TECHNOLOGIES INC      COM              59159Q107    10134   759700 SH       SOLE                   759700        0        0
MILLER HERMAN INC              COM              600544100      603    18000 SH       SOLE                    18000        0        0
NUTRI SYS INC NEW              COM              67069D108    14584   278260 SH       SOLE                   278260        0        0
OCCAM NETWORKS INC             COM NEW          67457P309     5908   528925 SH       SOLE                   528925        0        0
ORBCOMM INC                    COM              68555P100    16697  1309570 SH       SOLE                  1309570        0        0
PALL CORP                      COM              696429307      684    18000 SH       SOLE                    18000        0        0
PENTAIR INC                    COM              709631105      467    15000 SH       SOLE                    15000        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305     9605  1743200 SH       SOLE                  1743200        0        0
SUNOPTA INC                    COM              8676EP108      298    25000 SH       SOLE                    25000        0        0
SUNPOWER CORP                  COM CL A         867652109     1183    26000 SH       SOLE                    26000        0        0
SURMODICS INC                  COM              868873100    20783   577300 SH       SOLE                   577300        0        0
THERMOGENESIS CORP             COM NEW          883623209    13752  3778151 SH       SOLE                  3778151        0        0
UNITED NAT FOODS INC           COM              911163103    13449   438950 SH       SOLE                   438950        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     1405    30000 SH       SOLE                    30000        0        0
VA SOFTWARE CORP               COM              91819B105    12662  3141840 SH       SOLE                  3141840        0        0
WHOLE FOODS MKT INC            COM              966837106    14866   331460 SH       SOLE                   331460        0        0